POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2023
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

30.POST-EMPLOYMENT BENEFITS

Defined contribution plans

SCHMID’s expenses for defined contribution plans were €1,677 thousand for the year ended 2023 (2022: €1,552 thousand, 2021: €1,528 thousand). No assets or liabilities are recognized in SCHMID’s balance sheet in respect of such plans, apart from regular prepayments and accruals of the contributions withheld from employees’ wages and salaries and of SCHMID’s contributions.

Defined benefit plan

Corporate post-retirement benefits are provided by SCHMID in Germany through a defined benefit plan with one beneficiary who is also a related party (please refer to 35. Related Party Disclosures). The beneficiary was granted a fixed pension commitment in 2012 as part of a deferred compensation agreement in form of a lump-sum payment in the event of invalidity or reaching the age of 67. The Company has no plan assets in connection with the pension obligation.

The present value of the defined benefit obligation at the end of the fiscal year 2023 amounted to €894 thousand (December 31, 2022: €887 thousand, December 31, 2021: €1,173 thousand)

Reconciliation of the net defined benefit liability:

In € thousand	2023	2022	2021
Net defined liability at January 1	887	1,173	1,189
Defined benefit income recognized in combined statement of profit or loss	33	14	12
Defined benefit cost recognized in other comprehensive income	—	300	28
Net defined liability at December 31	894	887	1,173

Reconciliation of the amount recognized in the combined statement of financial position:

In € thousand	2023	2022	2021
Employee benefit obligations recognized as of January 1	887	1,173	1,189
Actuarial adjustments	(26)	(300)	(28)
thereof: experience adjustments	(2)	2	2
thereof: adjustments for financial assumptions	(24)	(302)	(30)
Interest expense	33	14	12
Employee benefit obligations recognized as of December 31	894	887	1,173

The expense recognized in the combined statements of profit and loss and other comprehensive income is as follows:

In € thousand	2023	2022	2021
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(24)	(302)	(30)
Actuarial gains (-) / losses (+) deriving from experience adjustments	(2)	2	2
Included in other comprehensive income	(26)	(300)	(28)
Interest income	33	14	12
Included in the combined statements of profit or loss	33	14	12
Total included in the combined statements of profit or loss and other comprehensive income (loss)	7	(286)	(16)

The interest cost relating to the obligation is a component of the result from financing activities.

The following were the principal actuarial assumptions as of:

	12/31/2023	12/31/2022
Discount rate	4.00%	3.75%

Sensitivity Analysis

The main actuarial assumption is used to calculate the provisions for post-employment benefits the discount rate. A reasonably possible increase, or respectively decrease, in the significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligation as of the respective reporting dates:

	12/31/2023	12/31/2022
Discount rate (+0.25%)	4.25%	4.00%
Present value of the post-employment benefit obligations (in € thousand)	872	862
Discount rate (-0.25%)	3.75%	3.50%
Present value of the post-employment benefit obligations (in € thousand)	918	912

Duration

The duration of the obligation is 12 years as of December 31,2023 (December 31, 2022: 13 years).